Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 101.0%
Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co.(1)(2)	22,603	$ 4,878,406
L3Harris Technologies, Inc.(2)	26,644	8,137,344
Northrop Grumman Corp.(2)	17,902	10,908,047
Textron, Inc.(2)	55,256	4,668,579
		$ 28,592,376
Air Freight & Logistics — 0.3%
FedEx Corp.(2)	25,598	$ 6,036,264
		$ 6,036,264
Automobiles — 3.3%
Tesla, Inc.(1)(2)	130,406	$ 57,994,156
		$ 57,994,156
Banks — 2.3%
Bank of America Corp.(2)	109,162	$ 5,631,668
Fifth Third Bancorp(2)	43,466	1,936,410
Huntington Bancshares, Inc.(2)	179,679	3,103,056
JPMorgan Chase & Co.(2)	73,512	23,187,890
Regions Financial Corp.(2)	207,924	5,482,956
Truist Financial Corp.(2)	41,626	1,903,141
		$ 41,245,121
Beverages — 1.0%
Coca-Cola Co.(2)	153,082	$ 10,152,398
PepsiCo, Inc.(2)	50,352	7,071,435
		$ 17,223,833
Biotechnology — 2.2%
AbbVie, Inc.(2)	6,939	$ 1,606,656
Amgen, Inc.(2)	52,469	14,806,752
Gilead Sciences, Inc.(2)	202,361	22,462,071
		$ 38,875,479
Broadline Retail — 4.9%
Amazon.com, Inc.(1)(2)	378,900	$ 83,195,073
PDD Holdings, Inc. ADR(1)	34,447	4,552,860
		$ 87,747,933
Building Products — 0.7%
Allegion PLC(2)	10,516	$ 1,865,013
Security	Shares	Value
Building Products (continued)
Trane Technologies PLC(2)	23,525	$ 9,926,609
		$ 11,791,622
Capital Markets — 1.5%
CME Group, Inc.(2)	12,294	$ 3,321,716
Goldman Sachs Group, Inc.(2)	13,270	10,567,564
Moody's Corp.(2)	10,902	5,194,585
S&P Global, Inc.(2)	15,924	7,750,370
		$ 26,834,235
Chemicals — 1.3%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,567,996
Corteva, Inc.(2)	20,341	1,375,662
Dow, Inc.(2)	20,341	466,419
DuPont de Nemours, Inc.(2)	20,341	1,584,564
Linde PLC(2)	19,727	9,370,325
PPG Industries, Inc.(2)	59,416	6,245,215
		$ 22,610,181
Commercial Services & Supplies — 0.3%
Republic Services, Inc.(2)	15,474	$ 3,550,973
Waste Management, Inc.(2)	10,149	2,241,204
		$ 5,792,177
Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	358,876	$ 24,554,296
		$ 24,554,296
Consumer Finance — 1.3%
American Express Co.(2)	26,474	$ 8,793,604
Capital One Financial Corp.(2)	65,053	13,828,967
		$ 22,622,571
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp.(2)	53,040	$ 5,481,684
Kroger Co.(2)	79,145	5,335,164
Target Corp.	9,637	864,439
Walmart, Inc.(2)	174,286	17,961,915
		$ 29,643,202
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 3,141,897
		$ 3,141,897

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,375,882
		$ 1,375,882
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	82,831	$ 3,640,422
		$ 3,640,422
Electric Utilities — 0.9%
Edison International(2)	58,682	$ 3,243,941
NextEra Energy, Inc.(2)	109,508	8,266,759
NRG Energy, Inc.(2)	25,141	4,071,585
PPL Corp.(2)	26,611	988,865
		$ 16,571,150
Electrical Equipment — 0.3%
Eaton Corp. PLC(2)	6,652	$ 2,489,511
Rockwell Automation, Inc.(2)	8,828	3,085,651
		$ 5,575,162
Entertainment — 2.6%
Netflix, Inc.(1)(2)	35,645	$ 42,735,503
Walt Disney Co.(2)	31,929	3,655,871
		$ 46,391,374
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)(2)	21,946	$ 11,033,132
Fidelity National Information Services, Inc.(2)	61,172	4,033,682
Mastercard, Inc., Class A(2)	13,191	7,503,173
Visa, Inc., Class A(2)	47,293	16,144,884
		$ 38,714,871
Food Products — 0.9%
Hershey Co.(2)	16,034	$ 2,999,160
Hormel Foods Corp.(2)	21,160	523,498
Lamb Weston Holdings, Inc.(2)	16,086	934,275
Mondelez International, Inc., Class A(2)	199,235	12,446,210
		$ 16,903,143
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 3,092,120
Union Pacific Corp.(2)	37,756	8,924,386
		$ 12,016,506
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.(2)	36,672	$ 835,022
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)(2)	66,378	$ 5,162,217
Intuitive Surgical, Inc.(1)(2)	47,130	21,077,950
Stryker Corp.(2)	20,620	7,622,595
		$ 34,697,784
Health Care Providers & Services — 1.7%
Centene Corp.(1)(2)	167,087	$ 5,961,664
Cigna Group(2)	12,481	3,597,648
CVS Health Corp.(2)	33,957	2,560,018
McKesson Corp.(2)	11,631	8,985,413
UnitedHealth Group, Inc.(2)	27,776	9,591,053
		$ 30,695,796
Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)(2)	157,296	$ 6,164,430
Darden Restaurants, Inc.(2)	21,181	4,032,015
Marriott International, Inc., Class A(2)	65,019	16,933,549
McDonald's Corp.(2)	35,810	10,882,301
Yum! Brands, Inc.(2)	14,466	2,198,832
		$ 40,211,127
Household Durables — 0.2%
PulteGroup, Inc.(2)	21,021	$ 2,777,505
Whirlpool Corp.(2)	8,566	673,287
		$ 3,450,792
Household Products — 0.4%
Clorox Co.(2)	27,774	$ 3,424,534
Procter & Gamble Co.(2)	26,245	4,032,544
		$ 7,457,078
Industrial REITs — 0.1%
ProLogis, Inc.(2)	13,551	$ 1,551,861
		$ 1,551,861
Insurance — 1.4%
American International Group, Inc.(2)	30,480	$ 2,393,899
Chubb Ltd.(2)	31,580	8,913,455
Lincoln National Corp.(2)	11,270	454,519
Marsh & McLennan Cos., Inc.(2)	18,528	3,733,948
Travelers Cos., Inc.(2)	35,246	9,841,388
Unum Group(2)	5,352	416,279
		$ 25,753,488

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 10.0%
Alphabet, Inc., Class A(2)	240,084	$ 58,364,420
Alphabet, Inc., Class C(2)	200,552	48,844,440
Meta Platforms, Inc., Class A(2)	95,535	70,158,993
		$ 177,367,853
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(2)	11,884	$ 1,525,312
Danaher Corp.(2)	4,612	914,375
Revvity, Inc.(2)	23,065	2,021,647
		$ 4,461,334
Machinery — 1.3%
Caterpillar, Inc.(2)	8,507	$ 4,059,115
Dover Corp.(2)	25,606	4,271,849
Flowserve Corp.(2)	4,274	227,121
Ingersoll Rand, Inc.(2)	20,758	1,715,026
Parker-Hannifin Corp.(2)	12,967	9,830,931
Stanley Black & Decker, Inc.(2)	43,010	3,196,933
		$ 23,300,975
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$ 3,722,527
Newmont Corp.(2)	25,563	2,155,217
		$ 5,877,744
Multi-Utilities — 0.7%
CMS Energy Corp.(2)	177,055	$ 12,971,049
		$ 12,971,049
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.(2)	56,514	$ 8,776,059
Diamondback Energy, Inc.(2)	81,477	11,659,359
Exxon Mobil Corp.(2)	29,224	3,295,006
ONEOK, Inc.(2)	27,001	1,970,263
Phillips 66(2)	42,445	5,773,369
Williams Cos., Inc.(2)	48,643	3,081,534
		$ 34,555,590
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)(2)	3,244	$ 161,486
Southwest Airlines Co.(2)	50,084	1,598,181
		$ 1,759,667
Security	Shares	Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A(2)	13,066	$ 1,151,376
		$ 1,151,376
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.(2)	106,404	$ 4,798,820
Eli Lilly & Co.(2)	12,756	9,732,828
Johnson & Johnson(2)	27,825	5,159,312
Merck & Co., Inc.(2)	26,636	2,235,559
Pfizer, Inc.(2)	184,881	4,710,768
		$ 26,637,287
Professional Services — 0.4%
Dayforce, Inc.(1)(2)	53,166	$ 3,662,606
Equifax, Inc.(2)	14,785	3,792,796
Robert Half, Inc.(2)	12,784	434,400
		$ 7,889,802
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 2,589,971
		$ 2,589,971
Residential REITs — 0.3%
Mid-America Apartment Communities, Inc.(2)	34,681	$ 4,845,976
		$ 4,845,976
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc.(1)(2)	111,119	$ 17,977,943
Analog Devices, Inc.(2)	56,522	13,887,455
Broadcom, Inc.(2)	240,973	79,499,403
Lam Research Corp.(2)	191,707	25,669,567
NVIDIA Corp.(2)	915,980	170,903,549
QUALCOMM, Inc.(2)	94,376	15,700,391
Texas Instruments, Inc.(2)	70,940	13,033,806
		$ 336,672,114
Software — 13.3%
Fortinet, Inc.(1)(2)	140,943	$ 11,850,487
Microsoft Corp.(2)	294,282	152,423,362
Oracle Corp.(2)	37,386	10,514,439
Palantir Technologies, Inc., Class A(1)(2)	177,819	32,437,742
Salesforce, Inc.(2)	41,888	9,927,456
ServiceNow, Inc.(1)(2)	13,840	12,736,675
Tyler Technologies, Inc.(1)(2)	13,917	7,280,818
		$ 237,170,979

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 0.4%
American Tower Corp.(2)	17,730	$ 3,409,833
Iron Mountain, Inc.(2)	38,019	3,875,657
		$ 7,285,490
Specialty Retail — 1.2%
Advance Auto Parts, Inc.(2)	18,636	$ 1,144,250
Best Buy Co., Inc.(2)	29,375	2,221,338
Home Depot, Inc.(2)	42,301	17,139,942
		$ 20,505,530
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.(2)	589,289	$ 150,050,658
Super Micro Computer, Inc.(1)(2)	56,825	2,724,191
		$ 152,774,849
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B(2)	87,443	$ 6,097,400
		$ 6,097,400
Tobacco — 0.4%
Altria Group, Inc.(2)	115,748	$ 7,646,313
		$ 7,646,313
Trading Companies & Distributors — 0.9%
Fastenal Co.(2)	310,742	$ 15,238,788
		$ 15,238,788
Total Common Stocks (identified cost $342,740,507)		$1,796,511,866

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	4,192,958	$ 4,192,958
Total Short-Term Investments (identified cost $4,192,958)		$ 4,192,958
Total Investments — 101.3% (identified cost $346,933,465)		$1,800,704,824
Total Written Call Options — (1.2)% (premiums received $15,226,047)		$ (21,381,876)
Other Assets, Less Liabilities — (0.1)%		$ (1,170,092)
Net Assets — 100.0%		$1,778,152,856
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Written Call Options (Exchange-Traded) — (1.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	23	$56,763,977	$23,800	10/1/25	$ (1,943,730)
NASDAQ 100 Index	23	56,763,977	24,200	10/3/25	(966,437)
NASDAQ 100 Index	24	59,231,976	24,200	10/6/25	(1,216,920)
NASDAQ 100 Index	23	56,763,977	24,300	10/8/25	(1,048,800)
NASDAQ 100 Index	23	56,763,977	24,450	10/10/25	(897,690)
NASDAQ 100 Index	23	56,763,977	24,600	10/13/25	(632,960)
NASDAQ 100 Index	23	56,763,977	24,700	10/15/25	(678,040)
NASDAQ 100 Index	23	56,763,977	24,950	10/17/25	(482,080)
NASDAQ 100 Index	23	56,763,977	25,000	10/20/25	(399,855)
NASDAQ 100 Index	23	56,763,977	25,000	10/22/25	(539,580)
NASDAQ 100 Index	24	59,231,976	24,900	10/24/25	(753,120)
NASDAQ 100 Index	23	56,763,977	25,100	10/27/25	(548,780)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	128	$85,612,288	$6,525	10/1/25	$ (2,007,680)
S&P 500 Index	127	84,943,442	6,590	10/3/25	(1,304,925)
S&P 500 Index	128	85,612,288	6,575	10/6/25	(1,515,904)
S&P 500 Index	128	85,612,288	6,625	10/8/25	(842,112)
S&P 500 Index	128	85,612,288	6,675	10/10/25	(776,320)
S&P 500 Index	128	85,612,288	6,675	10/13/25	(783,360)
S&P 500 Index	128	85,612,288	6,700	10/15/25	(711,040)
S&P 500 Index	127	84,943,442	6,735	10/17/25	(593,090)
S&P 500 Index	128	85,612,288	6,750	10/20/25	(605,440)
S&P 500 Index	127	84,943,442	6,750	10/22/25	(624,840)
S&P 500 Index	128	85,612,288	6,730	10/24/25	(849,408)
S&P 500 Index	127	84,943,442	6,760	10/27/25	(659,765)
Total					$(21,381,876)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,192,958, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,404,555	$162,987,287	$(166,198,884)	$ —	$ —	$4,192,958	$287,617	4,192,958
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,796,511,866*	$ —	$ —	$1,796,511,866
Short-Term Investments	4,192,958	—	—	4,192,958
Total Investments	$1,800,704,824	$ —	$ —	$1,800,704,824
Liability Description
Written Call Options	$ (21,381,876)	$ —	$ —	$ (21,381,876)
Total	$ (21,381,876)	$ —	$ —	$ (21,381,876)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.